U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                      Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1.      Name and address of issuer:

        North Carolina Daily Municipal Income Fund, Inc.
        600 Fifth Avenue

        New York, New York 10020-2302

--------------------------------------------------------------------------------
2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series: |X|

--------------------------------------------------------------------------------
3.      Investment Company Act File Number: 811-6344

        Securities Act File Number:                  33-41462

--------------------------------------------------------------------------------
4(a).   Last day of fiscal year for which this Form is filed:

         August 31, 2000


--------------------------------------------------------------------------------
4(b). |_| Check box if this notice is being filed late (i.e.,  more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).|_| Check box if this is the last time the issuer will be filing this Form.




--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
5.      Calculation of registration fee:
------------------------------------------------------------------------------------------------------------------------------------

        (i)    Aggregate sale price of securities sold during the fiscal        $699,586,063.53
                                                                                ---------------
               year pursuant to section 24(f):

        (ii)   Aggregate price of securities redeemed         $703,320,129.40
                                                              ---------------
               or repurchased during the fiscal year:

        (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce

               registration fees payable to the Commission:   $        -0-
                                                              ------------------

        (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]: -$703,320,129.40
                                                                                 ---------------

        (v)    Net sales--if item 5(i) is greater than Item 5(iv)
               [Subtract Item 5(iv) from Item 5 (i)]:                            $        0
                                                                                -----------------------

        (vi)   Redemption credits available for use
               in future years---if item 5(i) is less than
               Item 5(iv) [subtract Item 5(iv) from Item (i)]:         $  (3,734,065.87)
                                                                       -----------------

        (vii)  Multiplier for determining registration fee (See
               Instruction C.9):                                                x $      0.000264
                                                                                -----------------

        (viii) Registration fee due [multiply Item 5(v) by Item 5 (vii)
                                                                       -
                (enter "0" if no fee is due)                                    =$       0
                                                                                =======================

------------------------------------------------------------------------------------------------------------------------------------
6.      Prepaid Shares

        If the  response to Item 5(i) was  determined  by deducting an amount of securities  that  were  registered  under  the  Securities  Act of  1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the  amount of  securities  (number of shares or other  units)  deducted here:  0 . If there is a number  of  shares  or other  units  that  were registered  pursuant  to rule 24e-2  remaining  unsold at the end of the fiscal year for which this form is filed that are  available  for use by the issuer in future fiscal years, then state that number here: 0 .

------------------------------------------------------------------------------------------------------------------------------------
7.      Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year
        (see Instruction D):
                                                                                 +$       -0-

------------------------------------------------------------------------------------------------------------------------------------
8.      The total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                 =$       -0-

------------------------------------------------------------------------------------------------------------------------------------
9.      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
               Method of Delivery:
                                    ------------------

               |_|    Wire Transfer
               |_|    Mail or other means



--------------------------------------------------------------------------------
                                   SIGNATURES

--------------------------------------------------------------------------------
        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*   ____________________________________________
                                   Bernadette N. Finn, Secretary

        Date:  October 2, 2000


*    Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------